Share-based Compensation Expense - Share-based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 2,922	$ 1,280	$ 5,262	$ 610
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,587	860	2,971	(794)
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 1,335	$ 420	$ 2,291	$ 1,404